Financing Income, Net (Details) - Schedule of financing income net - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Financing Income Net Abstract
Change in fair value of convertible advanced investment	$ (269)	$ (189)		$ 70	$ 288	$ 436
Change in fair value of derivative warrant liability	106			50
Amortization of discount and accrued interest relating to straight loan received from commercial bank	68	12		$ 102	$ 59	$ 120
Amortization of discount relating to loan received from controlling shareholder	28		[1]
Change in accounting estimates related to maturity date of loan received from controlling shareholder	12
Exchange rate differences and other finance expenses	(32)	46
Total	$ (87)	$ (131)

[1]	During the period of six months ended June 30, 2022, discount expenses relating to loan received from controlling shareholder were de minimis. See also Note 7 below.